SEGMENT AND GEOGRAPHIC INFORMATION (Tables)	12 Months Ended
Dec. 31, 2012
SEGMENT AND GEOGRAPHIC INFORMATION
Schedule of the Group's segment information

The Group’s segment information as of and for the year ended December 31, 2010 is as follows:

	Yunnan Province	Sichuan Province	Zhejiang Province	Fujian Province	Unallocated	Eliminations	Consolidated
	US$	US$	US$	US$	US$	US$	US$
Revenues	8,822	660	32,959	15,718	(1)	—	58,158
Cost of revenues	(4,059)	(597)	(14,414)	(6,002)	1	2,418	(22,653)
General and administrative expenses (including share-based compensation expense of US$3,615)	(605)	(148)	(1,319)	(1,054)	(16,040)	—	(19,166)
Interest income	9	16	8	727	557	(519)	798
Interest expense	(2,945)	—	(7,493)	(3,887)	(49)	519	(13,855)
Changes in fair value of warrant liabilities	—	—	—	—	365	—	365
Exchange loss	—	—	—	(452)	(403)	—	(855)
Other (loss) income, net	(4)	29	(133)	(22)	3,087	(2,791)	166
Income tax expense (benefit)	204	1	(2,138)	(1,192)	(83)	—	(3,208)
Net income (loss) from continuing operations	1,422	(39)	7,470	3,836	(12,566)	(373)	(250)
Income from discontinued operations (net of income tax expense of US$152)	—	—	—	3,862	—	373	4,235
Net income for the year from discontinued operation	—	—	—	3,862	—	373	4,235
Net income (loss)	1,422	(39)	7,470	7,698	(12,566)	—	3,985
Net income attributable to noncontrolling interests	—	—	—	(243)	—	—	(243)
Net income (loss) attributable to China Hydroelectric Corporation shareholders	1,422	(39)	7,470	7,455	(12,566)	—	3,742
Total assets	183,888	14,910	305,927	396,388	435,361	(506,018)	830,456
Total liabilities	(117,138)	(420)	(138,055)	(202,276)	(20,578)	64,994	(413,473)
Capital expenditures	879	569	250	317	1,380	—	3,395
Depreciation and amortization expenses	2,660	373	9,392	3,153	92	—	15,670

The Group’s segment information as of and for the year ended December 31, 2011 is as follows:

	Yunnan Province	Sichuan Province	Zhejiang Province	Fujian Province	Unallocated	Eliminations	Consolidated
	US$	US$	US$	US$	US$	US$	US$
Revenues	13,806	555	25,382	14,854	—	—	54,597
Cost of revenues	(8,349)	(568)	(15,034)	(10,874)	—	3,511	(31,314)
General and administrative expenses (including share-based compensation expense of US$10,479)	(1,519)	(86)	(1,148)	(2,276)	(23,867)	—	(28,896)
Impairment loss on goodwill	(5,260)	—	—	(6,128)	—	—	(11,388)
Impairment loss on long-lived assets	—	—	—	—	(11,601)	11	(11,590)
Interest income	180	10	128	1,709	66	(1,992)	101
Interest expense	(8,468)	—	(8,565)	(9,669)	(73)	2,018	(24,757)
Changes in fair value of warrant liabilities	—	—	—	—	951	—	951
Exchange loss	(28)	—	—	(244)	(579)	—	(851)
Other (loss) income, net	(285)	—	(36)	(158)	4,033	(3,888)	(334)
Income tax (expense) benefit	(142)	5	(843)	115	(662)	—	(1,527)
Net loss from continuing operations	(10,065)	(84)	(116)	(12,671)	(31,732)	(340)	(55,008)
Loss from discontinued operations (net of income tax expense of US$101)	—	—	—	(631)	—	349	(282)
Net loss for the year from discontinued operations	—	—	—	(631)	—	349	(282)
Net loss	(10,065)	(84)	(116)	(13,302)	(31,732)	9	(55,290)
Net loss attributable to noncontrolling interests	—	—	—	2,546	7,355	—	9,901
Net loss attributable to China Hydroelectric Corporation shareholders	(10,065)	(84)	(116)	(10,756)	(24,377)	9	(45,389)
Total assets	200,681	15,896	318,616	374,296	421,650	(516,224)	814,915
Total liabilities	(133,670)	(753)	(138,688)	(185,330)	(20,498)	58,902	(420,037)
Capital expenditures	1,763	1,128	3,031	645	970	(5)	7,532
Depreciation and amortization expenses	5,181	344	9,837	6,569	115	—	22,046

The Group’s segment information as of and for the year ended December 31, 2012 is as follows:

	Yunnan Province	Sichuan Province	Zhejiang Province	Fujian Province	Unallocated	Eliminations	Consolidated
	US$	US$	US$	US$	US$	US$	US$
Revenues	13,460	598	41,616	29,714	—	—	85,388
Cost of revenues	(8,540)	(689)	(16,978)	(13,133)	—	3,545	(35,795)
General and administrative expenses (including share-based compensation expense of US$166)	(2,108)	(269)	(2,569)	(3,413)	(11,989)	—	(20,348)
Interest income	236	121	838	1,713	3	(2,827)	84
Interest expense	(9,039)	(260)	(10,550)	(10,787)	(247)	2,813	(28,070)
Changes in fair value of warrant liabilities	—	—	—	—	(399)	—	(399)
Exchange (loss) gain	—	—	—	(1)	29	—	28
Other income (loss), net	136	22	(81)	420	3,736	(3,726)	507
Income tax benefit (expense)	72	(5)	(3,831)	(2,480)	(207)		(6,451)
Net (loss) income from continuing operations	(5,783)	(482)	8,445	2,033	(9,074)	(195)	(5,056)
Income from discontinued operations (net of income tax expense of US$399)	—	—	—	959	—	181	1,140
Gain on disposal of discontinued operations (net of income tax expense of US$959)	—	—	—	—	2,767	—	2,767
Net income for the year from discontinued operations	—	—	—	959	2,767	181	3,907
Net (loss) income	(5,783)	(482)	8,445	2,992	(6,307)	(14)	(1,149)
Net income attributable to noncontrolling interests	—	—	—	(94)	—	—	(94)
Net (loss) income attributable to China Hydroelectric Corporation shareholders	(5,783)	(482)	8,445	2,898	(6,307)	(14)	(1,243)
Total assets	192,843	22,790	344,923	289,702	426,518	(522,460)	754,316
Total liabilities	(131,872)	(8,092)	(145,312)	(129,627)	(27,799)	80,901	(361,801)
Capital expenditures	877	1,384	3,973	1,305	15	(58)	7,496
Depreciation and amortization expenses	5,546	477	10,136	6,767	142	—	23,068